Trade, other receivables and tax receivables - exposure to credit risk and ECLs for receivables from financing (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Receivables from financing activities	€ 2,416	€ 3,155
Receivables From Financing Activities
Disclosure of credit risk exposure [line items]
Receivables from financing, gross	1,960	2,598
Allowance account for credit losses of financial assets	(17)	(23)
Receivables from financing activities	1,943	2,575
Receivables From Financing Activities | Stage 1
Disclosure of credit risk exposure [line items]
Receivables from financing, gross	1,878	2,369
Allowance account for credit losses of financial assets	(8)	(10)
Receivables from financing activities	1,870	2,359
Receivables From Financing Activities | Stage 2
Disclosure of credit risk exposure [line items]
Receivables from financing, gross	53	194
Allowance account for credit losses of financial assets	(1)	(2)
Receivables from financing activities	52	192
Receivables From Financing Activities | Stage 3
Disclosure of credit risk exposure [line items]
Receivables from financing, gross	29	35
Allowance account for credit losses of financial assets	(8)	(11)
Receivables from financing activities	€ 21	€ 24